Dividend Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Dividend Payable (Textual)
Common shares dividend paid by cash	$ 480,000	$ 480,000
Ordinary shares, issued	25,287,851	25,288,003
Ordinary shares, outstanding	25,287,851	25,288,003